Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of quarterly financial data
Total revenues	$ 160,983	$ 246,040	$ 292,601	$ 266,382	$ 246,892	$ 269,331	$ 332,322	$ 268,949	$ 966,006	$ 1,117,494	$ 447,517
Total costs and expenses	318,614	293,805	318,432	311,597	305,416	300,216	308,679	299,734	1,242,448	1,214,045	568,097
Net income (loss)	(217,914)	(35,917)	(16,916)	(34,503)	(21,785)	(22,239)	10,910	(15,245)	(305,250)	(48,359)	(53,527)
Net income (loss) attributable to common shareholders	$ (217,914)	$ (35,917)	$ (16,916)	$ (34,503)	$ (21,785)	$ (22,239)	$ 10,910	$ (15,245)	$ (305,250)	$ (48,359)	$ (52,127)
Earnings (loss) per share, diluted (in dollars per share)	$ (0.39)	$ (0.06)	$ (0.03)	$ (0.06)	$ (0.04)	$ (0.04)	$ 0.02	$ (0.03)	$ (0.55)	$ (0.09)	$ (0.11)
Earnings (loss) per share, diluted (in dollars per share)	$ (0.39)	$ (0.06)	$ (0.04)	$ (0.06)	$ (0.05)	$ (0.04)	$ 0.01	$ (0.03)	$ (0.55)	$ (0.10)	$ (0.11)
Restatement Adjustment
Summary of quarterly financial data
Total revenues	$ 6,500